Annual Fund Operating Expenses - American Century ETF Trust - American Century Mid Cap Growth Insights ETF Series - American Century Mid Cap Growth Insights ETF Class	Jan. 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%